INCOME TAXES	12 Months Ended
Dec. 31, 2014
INCOME TAXES
INCOME TAXES

16. INCOME TAXES

Cayman Islands

Under the current laws of the Cayman Islands, the Company is not subject to tax on income or capital gains. Additionally, upon payment of dividends by the Company to its shareholders, no Cayman Islands withholding tax will be imposed.

British Virgin Islands

Under the current tax laws of British Virgin Islands, StarCloud is not subject to tax on income or capital gain. In addition, no British Virgin Islands withholding tax will be imposed on payments of dividends by StarCloud to its shareholders.

Hong Kong

Under the current tax laws of Hong Kong, Jet Brilliant is subject to Hong Kong profits tax on its activities conducted in Hong Kong. Dividends from Jet Brilliant are exempt from withholding tax.

China

Under the New Enterprise Income Tax (“EIT”) Law, which became effective on January 1, 2008, foreign invested enterprises and domestic enterprises are subject to a unified EIT rate of 25%, except for certain entities in encouraged industries or regions that are entitled to tax incentives under the New EIT Law and Software Enterprise. In accordance with the implementation rules of the New EIT Law, a qualified “High and New Technology Enterprise” (“HNTE”) is eligible for a preferential tax rate of 15% and a “Software Enterprise”(“SE”) is entitled exemption from income taxation for the first two years, counting from the year the enterprise makes profit, and reduction of half the applicable tax rate for the next three years.

1Verge Internet had been recognized as a HNTE under the New EIT Law by relevant government authorities in 2010 and was entitled to preferential tax rate of 15% for the years ended December 31, 2010, 2011 and 2012. 1 Verge Internet received the approval and renewed the HNTE certification during 2013, and was entitled to preferential tax rate of 15% for the year ended December 31, 2013. During 2013, 1 Verge Internet obtained SE certificate and the related tax holiday will expire on January 1, 2019. Accordingly, the income tax rate for 1Verge Internet is 0% for years 2014 and 2015, and 12.5% for years 2016, 2017 and 2018.

The other PRC subsidiaries and Consolidated Affiliated Entities are subject to a 25% EIT rate.

According to the New EIT Law and its implementation rules, foreign enterprises, which have no establishment or place in China but derive dividends, interest, rents, royalties and other income (including capital gains) from sources in China or which has an establishment or place in China but the aforementioned incomes are not connected with the establishment or place shall be subject to PRC withholding tax (“WHT”) at 10% (a further reduced WHT rate may be available according to the applicable double tax treaty or arrangement provided that the foreign enterprise is the tax resident of the jurisdiction where it is located and it is the beneficial owner of the dividends, interest and royalties income).

Also, according to the New EIT Law and its implementation rules, enterprises established outside of China with “effective management and control” located in China are treated as PRC resident enterprises for tax purposes. The term “effective management and control” is generally defined as exercising overall management and control over the business, personnel, accounting, properties, etc. of an enterprise. The Company, if considered a PRC resident enterprise for tax purposes, would be subject to the PRC EIT at the rate of 25% on its worldwide income. As of December 31, 2014, no detailed interpretation or guidance has been issued to define “place of effective management.” Furthermore, as of December 31, 2014, the administrative practice associated with interpreting and applying the concept of “place of effective management” is unclear. The Group has analyzed the applicability of this law and will continue to monitor the related development and application to the Company.

The Group’s loss before income taxes consists of:

	For the years ended December 31,
	2012	2013	2014	2014
	As Restated	As Restated
	RMB	RMB	RMB	US$
Non-PRC	(453,081)	(387,433)	(678,555)	(109,363)
PRC	46,874	(212,002)	(107,144)	(17,268)

	(406,207)	(599,435)	(785,699)	(126,631)

Income tax expense (benefit) for the years ended December 31, 2012, 2013 and 2014 consisted of:

	For the years ended December 31,
	2012	2013	2014	2014
		As Restated
	RMB	RMB	RMB	US$
Current income tax expense	6,537	3,377	51,837	8,355
Deferred income tax benefit	(9,953)	(2,704)	(10)	(2)

	(3,416)	673	51,827	8,353

The reconciliation of total tax expense computed by applying the respective statutory income tax rate to pre-tax loss is as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	As Restated	As Restated
	RMB	RMB	RMB	US$
Income tax benefit at PRC statutory rate	(101,552)	(149,859)	(196,425)	(31,658)
International tax rate difference	114,650	97,500	170,574	27,492
Other adjustments	254	1,422	5,536	892
Permanent difference	(4,341)	(4,480)	(28,275)	(4,557)
Change in unrecognized tax benefit	775	7,557	(18,630)	(3,003)
Effect of preferential tax treatment	7,086	10,351	—	—
Tax holiday	—	—	(7,147)	(1,152)
Effect of tax rate change on deferred taxes	(7,542)	10,957	464	75
Expired net operating losses	17,652	44,152	27,765	4,475
Change in valuation allowance	(30,398)	(16,927)	97,965	15,789

Income tax (benefit)/expense	(3,416)	673	51,827	8,353

The tax effects of temporary differences that give rise to the deferred tax asset balances at December 31, 2013 and 2014 are as follows:

	As of December 31,
	2013	2014	2014
	As Restated
	RMB	RMB	US$
Deferred tax assets, current portion:
Advertising expenses	77	69	11
Accrued payroll	30,481	57,181	9,216
Accrued expenses	15,269	57,834	9,321
Revenue on last deliverable basis	4,363	—	—
Bad debt provision	38,573	23,783	3,833
Others	3,844	3,840	619
Valuation allowance	(87,055)	(140,424)	(22,632)

Deferred tax assets, current portion, net	5,552	2,283	368

Deferred tax assets, non-current portion:
Net operating losses carried forward	152,258	183,638	29,597
Copyrights amortization	149,187	171,590	27,655
Impairment of intangible assets and fixed assets	8,514	611	98
Valuation allowance	(303,563)	(348,159)	(56,113)

Deferred tax assets, non-current portion, net	6,396	7,680	1,237
Deferred tax liabilities, non-current portion
Domain name, trademark and online video license	(211,325)	(211,325)	(34,059)
Technology	(3,291)	(2,525)	(407)
Non-compete agreement	(728)	(302)	(49)
Customer relationship	(4,899)	(3,758)	(606)
User generated content	(1,398)	—	—
Fixed assets (accumulated depreciation)	(1,642)	(3,378)	(543)

Deferred tax liabilities, non-current portion	(223,283)	(221,288)	(35,664)
Deferred tax liabilities, non-current portion, net	(216,887)	(213,608)	(34,427)

Valuation allowances have been provided on the net deferred tax assets where, based on all available evidence, it was considered more likely than not that some portion or all of the recorded deferred tax assets will not be realized in future periods. Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2013 and 2014, valuation allowances were provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized.

As of December 31, 2014, the Company had net operating loss available carry forwards of RMB748,902 (US$120,701) per income tax returns, which can be carried forward to offset future taxable income. The remaining net operating losses will expire between 2015 and 2019 if not utilized.

The Company did not provide for deferred income taxes and foreign withholding taxes on the undistributed earnings of foreign subsidiaries as of December 31, 2014 on the basis of its intent to permanently reinvest foreign subsidiaries’ earnings. It is not practicable for the Company to estimate the amount of unrecognized deferred tax liabilities.

The changes in unrecognized tax benefits are as follows:

	For the years ended December 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$
Beginning balance	22,076	99,613	253,723	40,893
Addition from acquisitions	80,870	—	—	—
Additions based on tax position of the current year	775	164,448	198,641	32,015
Reductions for the tax positions of the current year	(3,882)	(8,729)	(293,000)	(47,223)
Reductions due to lapse of applicable statute of limitations	(226)	(1,609)	(18,630)	(3,003)
Ending balance	99,613	253,723	140,734	22,682

As of December 31, 2012, 2013 and 2014, the Group has RMB99,613, RMB253,723, and RMB140,734 (US$22,682) of unrecognized tax benefits, RMB775, RMB7,033 and RMB16,513 (US$2,661) of which would affect the effective tax rate if recognized in the years ended December 31, 2012, 2013 and 2014, respectively. The Group does not anticipate any other material changes to its unrecognized tax position in the next twelve months.

The Company did not record any interest and penalties related to an uncertain tax position for the years ended December 31, 2012, 2013 and 2014, respectively. The years 2010 to 2014 remain subject to examination by the PRC tax authorities.